Events After the Reporting Period - Narrative (Details) € in Millions, home in Millions, R$ in Millions, $ in Millions									12 Months Ended
	Feb. 22, 2021 EUR (€) home	Feb. 22, 2021 USD ($) home	Feb. 16, 2021 USD ($)	Feb. 15, 2021 EUR (€)	Feb. 12, 2021 EUR (€)	Feb. 10, 2021 EUR (€)	Feb. 08, 2021 BRL (R$)	Jan. 13, 2021 EUR (€) site	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Entity Information [Line Items]
Proceeds from share capital increase									€ 323	€ 0	€ 0
Other disposals of assets
Entity Information [Line Items]
Number of telecommunication tower sites sold | site								30,722
Other disposals of assets | Telxius Telecom, S.A.
Entity Information [Line Items]
Revenue from sale of telecommunication equipment								€ 7,700
Number of telecommunication tower sites sold | site								30,722
Entering into significant commitments | Telefónica Europe
Entity Information [Line Items]
Proceeds from share capital increase				€ 758	€ 1,000
Redemption of notes | Telefonica Brasil S.A. | Bond issued February 8, 2017
Entity Information [Line Items]
Payments to redeem notes | R$							R$ 1,000
Redemption of notes | Telefónica Germany GmbH & Co. OHG | Bond issued February 10, 2014
Entity Information [Line Items]
Payments to redeem notes						€ 500
Redemption of notes | Telefónica Emisiones, S.A.U. | Notes issued February 16, 2021
Entity Information [Line Items]
Payments to redeem notes | $			$ 1,500
Disposal of subsidiary | InfraCo, SpA | KKR Alameda Aggregator L.P. | Telefónica Chile, S.A.
Entity Information [Line Items]
Proportion of voting equity transferred (as a percent)	60.00%	60.00%
Number of homes with fiber sold | home	2	2
Proceeds from exchange of share capital	€ 800	$ 1,000